Share capital (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 04, 2023	Aug. 14, 2023	Aug. 04, 2023	Jul. 27, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of shares issued	12,683,039					10,000
Par value per share	$ 10.00
Business combination merger agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	6,764,150
Par value per share	$ 10.00
Payments for share issue costs	$ 4,100,804
Forward purchase agreement [member] | Vellar Opportunities Fund Master, Ltd [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			1,268,085		931,915
Number of additional shares issued					1,268,085
Forward purchase agreement [member] | ACM ARRT K LLC [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		1,050,000		550,000	550,000